Deferred Charges	6 Months Ended
Jun. 30, 2013
Deferred Charges [Abstract]
Deferred Charges

5.Deferred Charges

Deferred charges consist of dry-docking and special survey costs, net of accumulated amortization, amounted to $13,720 and $13,327, at June 30, 2013 and December 31, 2012, respectively, and loan fees, net of accumulated amortization, amounted to $4,796 and $4,641 at June 30, 2013 and December 31, 2012, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Operations, while amortization of loan fees is included in Interest and finance costs, net.